GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                          Semi-Annual Report Form N-30D
                               File No. 811-03972

The information required to be contained in this report for the period ending October 31, 2003 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

FRANKLIN STRATEGIC SERIES
Franklin Small-Mid Cap Growth Fund
File No. 811-06243
Form N-CSRS
Filed via EDGAR and accepted on December 30, 2003 Accession No.
0000872625-03-000028